Total
10.31 Fidelity International Capital Appreciation K6 Fund PRO-03 | Fidelity International Capital Appreciation K6 Fund
Fund Summary Fund:<br/>Fidelity® International Capital Appreciation K6 Fund
Investment Objective
The fund seeks long-term growth of capital.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees
Shareholder Fees {- Fidelity International Capital Appreciation K6 Fund}	10.31 Fidelity International Capital Appreciation K6 Fund PRO-03 Fidelity International Capital Appreciation K6 Fund USD ($)
(fees paid directly from your investment)	none

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity International Capital Appreciation K6 Fund}	10.31 Fidelity International Capital Appreciation K6 Fund PRO-03 Fidelity International Capital Appreciation K6 Fund Fidelity International Capital Appreciation K6 Fund
Management fee	0.65%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.65%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Sell All Shares
Expense Example {- Fidelity International Capital Appreciation K6 Fund}	10.31 Fidelity International Capital Appreciation K6 Fund PRO-03 Fidelity International Capital Appreciation K6 Fund Fidelity International Capital Appreciation K6 Fund USD ($)
1 year	$ 66
3 years	208
5 years	362
10 years	$ 810

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 144% of the average value of its portfolio.

Principal Investment Strategies
  Normally investing primarily in non-U.S. securities, including securities of issuers located in emerging markets.
  Normally investing primarily in common stocks.
  Allocating investments across different countries and regions.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  High Portfolio Turnover. High portfolio turnover (more than 100%) may result in increased transaction costs and potentially higher capital gains or losses. The effects of higher than normal portfolio turnover may adversely affect the fund's performance.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.401k.com and log in for more recent performance information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	0.44%	September 30, 2018
Lowest Quarter Return	-12.39%	December 31, 2018
Year-to-Date Return	23.30%	September 30, 2019

Average Annual Returns
For the periods ended December 31, 2018
Average Annual Total Returns{- Fidelity International Capital Appreciation K6 Fund} - 10.31 Fidelity International Capital Appreciation K6 Fund PRO-03 - Fidelity International Capital Appreciation K6 Fund
	Past 1 year	Since Inception [1]	Inception Date
Fidelity International Capital Appreciation K6 Fund			May 25, 2017
Fidelity International Capital Appreciation K6 Fund | Return Before Taxes	(12.55%)	(0.39%)
MSCI ACWI (All Country World Index) ex USA Index(reflects no deduction for fees or expenses)	(14.04%)	(2.60%)
[1]	From May 25, 2017